UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05379

Name of Fund:	Royce Focus Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2012

Date of reporting period: 9/30/2012

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE FOCUS TRUST
SEPTEMBER 30, 2012 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 99.2%

Consumer Discretionary – 6.8%
Automobiles - 1.5%
Thor Industries	70,000	$2,542,400

Specialty Retail - 5.3%
Buckle (The)	120,000	5,451,600
GameStop Corporation Cl. A	150,000	3,150,000

		8,601,600

Total		11,144,000

Consumer Staples – 5.1%
Food Products - 3.7%
Cal-Maine Foods	50,000	2,247,000
Industrias Bachoco ADR	90,000	2,160,000
Sanderson Farms	35,000	1,552,950

		5,959,950

Personal Products - 1.4%
Nu Skin Enterprises Cl. A	60,000	2,329,800

Total		8,289,750

Energy – 12.1%
Energy Equipment & Services - 9.0%
C&J Energy Services [1,2]	120,000	2,388,000
Helmerich & Payne	80,000	3,808,800
Pason Systems	180,000	3,004,577
Trican Well Service	270,000	3,512,664
Unit Corporation [2]	50,000	2,075,000

		14,789,041

Oil, Gas & Consumable Fuels - 3.1%
Exxon Mobil	55,000	5,029,750

Total		19,818,791

Financials – 16.3%
Capital Markets - 10.4%
Affiliated Managers Group [2]	15,000	1,845,000
Ashmore Group	600,000	3,299,035
Franklin Resources	40,000	5,002,800
Partners Group Holding	10,000	2,080,808
Sprott	500,000	2,410,742
Value Partners Group	4,900,000	2,395,006

		17,033,391

Insurance - 3.8%
Berkshire Hathaway Cl. B [2]	70,000	6,174,000

Real Estate Management & Development - 2.1%
Kennedy-Wilson Holdings	240,000	3,352,800

Total		26,560,191

Health Care – 2.2%
Biotechnology - 2.2%
Myriad Genetics [2]	130,000	3,508,700

Total		3,508,700

Industrials – 6.5%
Construction & Engineering - 1.3%
Jacobs Engineering Group [2]	50,000	2,021,500

Electrical Equipment - 0.8%
GrafTech International [2]	150,000	1,348,500

Machinery - 2.9%
Lincoln Electric Holdings	50,000	1,952,500
Semperit AG Holding	70,000	2,734,586

		4,687,086

Road & Rail - 1.5%
Patriot Transportation Holding [2]	90,000	2,509,200

Total		10,566,286

Information Technology – 17.6%
Computers & Peripherals - 7.6%
Apple	6,000	4,003,560
SanDisk Corporation [2]	70,000	3,040,100
Western Digital	140,000	5,422,200

		12,465,860

Semiconductors & Semiconductor Equipment - 6.3%
Analog Devices	130,000	5,094,700
MKS Instruments	130,000	3,313,700
Veeco Instruments [1,2]	60,000	1,801,200

		10,209,600

Software - 3.7%
Microsoft Corporation	200,000	5,956,000

Total		28,631,460

Materials – 32.6%
Chemicals - 7.6%
LSB Industries [2]	90,000	3,948,300
Mosaic Company (The)	85,000	4,896,850
Westlake Chemical	50,000	3,653,000

		12,498,150

Metals & Mining - 23.5%
Alamos Gold	120,000	2,332,621
Allied Nevada Gold [2]	150,000	5,859,000
Centamin [2]	1,000,000	1,474,926
Endeavour Mining [2]	450,000	1,016,174
Fresnillo	60,000	1,795,334
Globe Specialty Metals	200,000	3,044,000
Major Drilling Group International	250,000	2,553,148
Newmont Mining	75,000	4,200,750
Nucor Corporation	50,000	1,913,000
Pan American Silver	160,000	3,432,000
Pretium Resources [2]	200,000	2,606,000
Reliance Steel & Aluminum	70,000	3,664,500
Schnitzer Steel Industries Cl. A	75,000	2,111,250
Seabridge Gold [2]	120,000	2,328,000

		38,330,703

Paper & Forest Products - 1.5%
Stella-Jones	40,000	2,420,914

Total		53,249,767

TOTAL COMMON STOCKS
(Cost $137,129,621)		161,768,945

REPURCHASE AGREEMENT – 16.4%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $26,782,268 (collateralized
by obligations of various U.S. Government
Agencies, 0.25% due 6/30/14, valued at
$27,320,000)
(Cost $26,782,000)		26,782,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.9%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0161%)
(Cost $3,060,360)		3,060,360

TOTAL INVESTMENTS – 117.5%
(Cost $166,971,981)		191,611,305

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.2)%		(3,470,856)

PREFERRED STOCK – (15.3)%		(25,000,000)

NET ASSETS APPLICABLE TO COMMON
STOCKHOLDERS – 100.0%		$163,140,449

[1]	All or a portion of these securities were on loan at September 30, 2012. Total market value of loaned securities at September 30, 2012, was $2,931,020.
[2]	Non-income producing.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $166,971,981. At September 30, 2012, net unrealized appreciation for all securities was $24,639,324, consisting of aggregate gross unrealized appreciation of $32,056,010 and aggregate gross unrealized depreciation of $7,416,686.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$161,768,945	$–	$–	$161,768,945
Cash Equivalents	3,060,360	26,782,000	–	29,842,360

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Fund on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Fund’s securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)    The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Focus Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Focus Trust, Inc.
Date: November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Focus Trust, Inc.
Date: November 20, 2012

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Focus Trust, Inc.
Date: November 20, 2012